UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA	19090-1904
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end:  11/30/2010

Date of reporting period: 05/31/2010

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders for the period ended May 31, 2010 pursuant to Rule 30e-1 under the Investment Company Act of 1940(the “1940 Act”), as amended (17 CFR 270.30e-1)is filed herewith.

Semi-Annual Report 2010

Mid-Cap Fund
Small-Cap Fund
May 31, 2010 (Unaudited)

Capital Management
Investment Trust

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Funds (the "Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Distributor: Wellington Shields & Co., LLC, 140 Broadway, 44th Floor, New York, NY 10005, Phone 1-212-320-3015.

Capital Management Funds

Mid Cap
An investment in the Fund is subject to investment risks including the possible loss of some or all of the principal amount invested. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap companies. There can be no assurance that the Fund will be successful in meeting its investment objective.

Since the Fund’s investment strategy utilizes equity securities (concentrating on mid-cap company securities), short-term investment instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is also subject to the following risks: mid-cap securities risk, short-term investment risk and short sales risk. More information about these risks and other risks can be found in the Fund’s prospectus.

Small Cap
An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies.

Since the Fund’s investment strategy utilizes equity securities (concentrating on small-cap company securities), short-term investment instruments, derivative instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is also subject to, among other things, small-cap securities risk, derivative instruments risk, short-term investment risk and short sales risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by calling 1-888-626-3863.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available by calling Shareholder Services at 1-888-626-3863. The prospectus should be read carefully before investing.

Stated performance in the Funds was achieved at some or all points during the period by waiving or reimbursing part of those Funds’ total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about July 30, 2010.

Fund Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of each table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Mid-Cap Institutional Class Shares Expense Example	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period*
Actual (0.27)%	$1,000.00	$ 997.30	$7.47
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.45	$7.54
Mid-Cap Investor Class Shares Expense Example	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period*
Actual (0.69)%	$1,000.00	$ 993.10	$11.18
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.71	$11.30
Small-Cap Institutional Class Shares Expense Example	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period**
Actual 14.93%	$1,000.00	$1,149.30	$8.04
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.45	$7.54
Small-Cap Investor Class Shares Expense Example	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period**
Actual 14.73%	$1,000.00	$1,147.30	$9.80
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.81	$9.20

* Actual expenses are based on expenses incurred in the most recent six-month period. The Mid-Cap Fund’s annualized six-month expense ratio is 1.50% for Institutional Shares and 2.25% for Investor Shares. The values under "Expenses Paid During Period" are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
** Actual expenses are based on expenses incurred in the most recent six-month period. The Small-Cap Fund’s annualized six-month expense ratio is 1.50% for Institutional Shares and 1.83% for Investor Shares. The values under "Expenses Paid During Period" are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Fund Expense Example (Unaudited)

Total Fund operating expense ratios as stated in the current Fund prospectus dated March 30, 2010 were as follows:
Capital Management Mid-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	1.98%
Capital Management Mid-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.53%
Capital Management Mid-Cap Fund Investor Shares, gross of fee waivers and/or expense reimbursements	2.73%
Capital Management Mid-Cap Fund Investor Shares, after waivers and/or reimbursements *	2.28%
Capital Management Small-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	2.29%
Capital Management Small-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.55%
Capital Management Small-Cap Fund Investor Shares, gross of fee waivers and/or expense reimbursements	3.04%
Capital Management Small-Cap Fund Investor Shares, after waivers and/or reimbursements *	2.30%

* The Advisor has entered into a contractual agreement with each Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, costs of investing in underlying funds, extraordinary expenses and payments, if any, under a Rule 12b-1 Plan) to 1.50% of the daily average net assets of the Mid-Cap and Small-Cap Funds through April 1, 2011.  Total Gross Operating Expenses (Annualized) during the six month period ended May 31, 2010 were 1.84%, 2.59%, 2.08%, and 2.83% for the Mid-Cap Fund Institutional Shares, Mid-Cap Fund Investor Shares, Small-Cap Fund Institutional Shares and Small-Cap Fund Investor Shares, respectively.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Notes 2 & 3) sections of this report for expense related disclosure during the six month period ended May 31, 2010.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-888-626-3863.  Please read it carefully before you invest or send money.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2010 (Unaudited)
	Shares	Value
Common Stock - 90.42%

Aerospace & Defense - 4.94%
Rockwell Collins, Inc.	10,000	$583,400

Banks - 0.38%
CapitalSource, Inc.	10,000	45,400

Beverages - 2.82%
* Constellation Brands, Inc.	20,000	333,200

Biotechnology - 3.01%
* Biogen Idec, Inc.	7,500	355,725

Commercial Services - 2.73%
Deluxe Corp.	15,000	322,050

Cosmetics - 2.33%
Alberto-Culver Co.	10,000	275,200

Electric - 2.74%
Edison International	10,000	323,600

Electronics - 4.35%
Amphenol Corp.	9,000	381,600
* Flextronics International Ltd.	20,000	131,200
		512,800
Entertainment - 2.52%
Dreamworks Animation, SKG-A	10,000	296,900

Environmental Control - 3.70%
Republic Services, Inc.	15,000	436,800

Food - 3.27%
McCormick & Co., Inc.	10,000	385,700

Gas - 3.75%
Energen Corp.	10,000	442,700

Hand & Machine Tools - 8.57%
Stanley Black & Decker Corp.	10,200	569,058
Snap-On, Inc.	10,000	442,000
		1,011,058
Healthcare - Products - 8.32%
Dentsply International, Inc.	10,000	324,300
* Henry Schein, Inc.	6,000	338,460
STERIS Corp.	10,000	318,300
		981,060

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2010 (Unaudited)
	Shares	Value
Common Stock - 90.42% (Continued)

Healthcare - Services - 3.59%
Quest Diagnostics, Inc.	8,000	$422,000

Household Products - 8.07%
Clorox Co.	8,000	502,560
* Energizer Holdings, Inc.	8,000	449,520
		952,080
Iron & Steel - 3.11%
Steel Dynamics, Inc.	25,000	366,750

Mining - 5.30%
Cameco Corp.	14,000	342,160
* Silver Wheaton Corp.	15,000	283,350
		625,510
Miscellaneous Manufacturing - 4.69%
Parker Hannifin Corp.	9,000	553,140

Oil & Gas - 3.15%
Rowan Companies, Inc.	15,000	371,400

Oil & Gas Services - 3.07%
* Cameron International Corp.	10,000	362,000

Semiconductors - 4.66%
* LSI Corp.	50,000	266,500
* MEMC Electronic Materials, Inc.	25,000	283,750
		550,250
Telecommunications - 1.35%
Frontier Communications Corp.	20,000	159,000

Total Common Stock (Cost $10,496,790)		10,667,723

Exchange-Traded Funds - 3.02%
* SPDR Gold Trust	3,000	356,700

Total Exchange-Traded Funds (Cost $244,645)		356,700

Investment Company - 6.65%
** Evergreen Money Market Fund Class I, 0.01%
(Cost $784,389)	784,389	784,389

Total Investments (Cost $11,525,824) - 100.09%		11,808,812
Liabilities in Excess of Other Assets, net - (0.09)%		(10,259)

Net Assets - 100.00%		$11,798,553

* Non-income producing investment.
** Rate shown represents the rate at May 31, 2010 is subject to change and resets daily.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2010 (Unaudited)
	% of Net
Industry	Assets	Value
Aerospace & Defense	4.94%	$583,400
Banks	0.38%	45,400
Beverages	2.82%	333,200
Biotechnology	3.01%	355,725
Commercial Services	2.73%	322,050
Cosmetics	2.33%	275,200
Electric	2.74%	323,600
Electronics	4.35%	512,800
Entertainment	2.52%	296,900
Environmental Control	3.70%	436,800
Exchange-Traded Funds	3.02%	356,700
Food	3.27%	385,700
Gas	3.75%	442,700
Hand & Machine Tools	8.57%	1,011,058
Healthcare - Products	8.32%	981,060
Healthcare - Services	3.59%	422,000
Household Products	8.07%	952,080
Investment Company	6.65%	784,389
Iron & Steel	3.11%	366,750
Mining	5.30%	625,510
Miscellaneous Manufacturing	4.69%	553,140
Oil & Gas	3.15%	371,400
Oil & Gas Services	3.07%	362,000
Semiconductors	4.66%	550,250
Telecommunications	1.35%	159,000
Total	100.09%	$11,808,812

See Notes to Financial Statements.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2010 (Unaudited)
	Shares	Value
Common Stock and Rights - 89.18%

Apparel - 3.22%
* Deckers Outdoor Corp.	2,000	$289,440

Biotechnology - 6.42%
* Crucell NV ADR	10,000	176,500
* Cubist Pharmaceuticals, Inc.	10,000	215,000
* Martek Biosciences Corp.	10,000	185,900
		577,400
Commercial Services - 4.77%
Deluxe Corp.	20,000	429,400

Distribution & Wholesale - 3.58%
Watsco, Inc.	5,500	322,025

Electronics - 8.08%
* Dionex Corp.	5,000	393,750
* Itron, Inc.	5,000	333,300
		727,050
Engineering & Construction - 6.76%
* Chicago Bridge & Iron Co. ADR	14,000	278,180
Orion Marine Group, Inc.	10,000	152,000
* Tudor Perini Corp.	8,000	178,400
		608,580
Food - 8.64%
B&G Foods, Inc. - Class A	20,000	212,000
Del Monte Foods Co.	20,000	291,600
Tootsie Roll Industries, Inc.	10,609	273,612
		777,212
Forest Products & Paper - 6.67%
* Kapstone Paper and Packaging Corp.	30,000	331,500
Rayonier, Inc.	6,000	269,280
		600,780

Healthcare - Services - 2.02%
* Sun Healthcare Group, Inc.	20,000	182,200

Household Products - 6.86%
Jarden Corp.	10,000	291,100
WD-40 Co.	10,000	326,400
		617,500
Insurance - 4.09%
Platinum Underwriters Holdings Ltd.	10,000	368,100

Iron & Steel - 4.32%
Carpenter Technology Corp.	10,000	389,100

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2010 (Unaudited)
	Shares	Value
Common Stock and Rights - 89.18% (Continued)

Oil & Gas - 4.10%
Cabot Oil & Gas Corp.	6,000	$208,140
* McMoRan Exploration Co.	15,000	161,250
		369,390
Oil & Gas Services - 1.42%
Gulf Island Fabrication, Inc.	7,000	127,890

Pharmaceuticals - 2.90%
* VCA Antech, Inc.	10,000	260,600

Pipelines - 1.37%
Eagle Rock Energy Partners LP	20,000	104,400
Eagle Rock Energy Partners LP Rights, Strike Price $2.50 Expiration 06/30/10	7,000	19,040
		123,440

Retail - 3.95%
The Buckle, Inc.	10,000	355,500

Utilities - 10.01%
Black Hills Corp.	10,000	286,900
NorthWestern Corp.	10,000	263,400
South Jersey Industries, Inc.	8,000	351,120
		901,420

Total Common Stock (Cost $7,299,690)		8,027,027

Exchange-Traded Funds - 2.10%
Market Vectors Agribusiness ETF (Cost $129,760)	5,000	189,000

Investment Company - 8.37%
** Evergreen Money Market Fund Class I, 0.01%
(Cost $753,421)	753,421	753,421

Total Investments (Cost $8,182,871) - 99.65%		8,969,448
Other Assets in Excess of Liabilities, net - 0.35%		31,308
Net Assets - 100.00%		$9,000,756

* Non-income producing investment.

** Rate shown represents the rate at May 31, 2010 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipts
LP - Limited Partnership
NV - Naamloze Vennootschap (Dutch)

Capital Management Small-Cap Fund

As of May 31, 2010 (Unaudited)
	% of Net
Industry	Assets	Value

Apparel	3.22%	$289,440
Biotechnology	6.42%	577,400
Commercial Services	4.77%	429,400
Distribution & Wholesale	3.58%	322,025
Electronics	8.08%	727,050
Engineering & Construction	6.76%	608,580
Exchange-Traded Funds	2.10%	189,000
Food	8.64%	777,212
Forest Products & Paper	6.67%	600,780
Healthcare - Services	2.02%	182,200
Household Products	6.86%	617,500
Insurance	4.09%	368,100
Investment Company	8.37%	753,421
Iron & Steel	4.32%	389,100
Oil & Gas	4.10%	369,390
Oil & Gas Services	1.42%	127,890
Pharmaceuticals	2.90%	260,600
Pipelines	1.37%	123,440
Retail	3.95%	355,500
Utilities	10.01%	901,420
Total	99.65%	$8,969,448

See Notes to Financial Statements.

CAPITAL MANAGEMENT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

As of May 31, 2010 (Unaudited)	Mid-Cap Fund	Small-Cap Fund

Assets:
Investments, at cost	$11,525,824	$8,182,871
Investments, at value (note 1)	11,808,812	8,969,448
Receivables:
Dividends and interest	17,262	11,205
Investments sold	-	38,933
Prepaid expenses	2,422	1,907
Total assets	11,828,496	9,021,493

Liabilities:
Payables:
Due to advisor (note 2)	6,757	3,503
Due to administrator (note 2)	5,044	4,510
Distribution and Service (12b-1) fees - Investor Shares (note 3)	5,924	370
Other liabilities and accrued expenses	12,218	12,354
Total liabilities	29,943	20,737

Total Net Assets	$11,798,553	$9,000,756

Net Assets consist of:
Capital (par value and paid in surplus)	$11,949,926	$8,420,168
Accumulated net investment loss	(18,090)	(10,091)
Accumulated net realized loss on investments	(416,271)	(195,898)
Net unrealized appreciation on investments	282,988	786,577
Total Net Assets	$11,798,553	$9,000,756

Institutional Shares:
Institutional Shares Outstanding, $0.01 par value (unlimited shares authorized):	786,102	580,010
Net Assets - Institutional Shares	$11,430,625	$8,886,061
Net Asset Value, Maximum Offering and Redemption Price Per Share	$14.54	$15.32

Investor Shares:
Investor Shares Outstanding, $0.01 par value (unlimited shares authorized):	28,578	7,794
Net Assets - Investor Shares	$367,928	$114,695
Net Asset Value and Redemption Price Per Share	$12.87	$14.72
Maximum Offering Price Per Mid-Cap Investor Share (Net Asset Value / 0.97)	$13.27
Maximum Offering Price Per Small-Cap Investor Share (Net Asset Value / 0.97)		$15.18

See Notes to Financial Statements

CAPITAL MANAGEMENT FUNDS

STATEMENTS OF OPERATIONS

For the six month period ended May 31, 2010 (Unaudited)	Mid-Cap Fund	Small-Cap Fund
Investment income:
Dividends	$75,411	$65,962
Foreign withholding tax	(269)	-
Interest	47	34
Total Investment Income	75,189	65,996

Expenses:
Advisory fees (note 2)	61,372	44,281
Distribution and service (12b-1) fees - Investor Shares (note 3)	1,473	421
Administration fees (note 2)	23,112	19,667
Legal fees	9,040	9,040
Audit and tax preparation fees	7,480	7,480
Trustees' fees and meeting expenses	2,992	2,992
Custody fees	2,393	2,393
Securities pricing fees	1,795	1,795
Registration and filing fees	663	404
Other operating expenses	3,803	3,829
Total Expenses	114,123	92,302
Less:
Advisory fees waived (note 2)	(20,844)	(25,642)
Distribution and service fees waived (note 3)	-	(233)
Net Expenses	93,279	66,427

Net Investment Loss	(18,090)	(431)

Realized and unrealized gain (loss) on investments:
Net realized gain on investments	501,440	819
Net change in unrealized appreciation (depreciation) on investments	(512,846)	1,164,458
Net Realized and Unrealized Gain (loss) on Investments	(11,406)	1,165,277

Net Increase (Decrease) in Net Assets Resulting from Operations	$(29,496)	$1,164,846

See Notes to Financial Statements

CAPITAL MANAGEMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
	Mid-Cap Fund
For the six month period or fiscal year ended	May 31, 2010 (a)	November 30, 2009

Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(18,090)	$29,806
Net realized gain (loss) on investments	501,440	(723,010)
Net change in unrealized appreciation (depreciation) on investments	(512,846)	3,371,474
Net Increase (Decrease) in Net Assets Resulting from Operations	(29,496)	2,678,270

Distributions to shareholders from:
Net investment income
Institutional Shares	-	(29,806)
Investor Shares	-	-
Net realized gain from investment transactions
Institutional Shares	-	-
Investor Shares	-	-
Decrease in Net Assets Resulting from Distributions	-	(29,806)

Capital Share Transactions: (note 6)
Institutional Shares
Shares sold	3,500	16,000
Reinvested dividends and distributions	-	27,823
Shares repurchased	(171,341)	(241,856)
Investor Shares
Shares sold	996	36,970
Reinvested dividends and distributions	-	-
Shares repurchased	(14,229)	(28,057)
Decrease from Capital Share Transactions	(181,074)	(189,120)

Net Increase (Decrease) in Net Assets	(210,570)	2,459,344

Net Assets:
Beginning of period	12,009,123	9,549,779
End of period	$11,798,553	$12,009,123

Accumulated Net Investment Loss	$(18,090)	$-

(a) Unaudited.

See Notes to Financial Statements

CAPITAL MANAGEMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
	Small-Cap Fund
For the six month period or fiscal year ended	May 31, 2010 (a)	November 30, 2009

Increase in Net Assets From:
Operations:
Net investment income (loss)	$(431)	$1,739
Net realized gain (loss) on investments	819	(104,606)
Net change in unrealized appreciation (depreciation) on investments	1,164,458	1,267,338
Net Increase in Net Assets Resulting from Operations	1,164,846	1,164,471

Distributions to shareholders from:
Net investment income
Institutional Shares	-	(1,739)
Investor Shares	-	-
In excess of net investment income
Institutional Shares	-	(9,660)
Investor Shares	-	-
Net realized gain from investment transactions
Institutional Shares	-	-
Investor Shares	-	-
Decrease in Net Assets Resulting from Distributions	-	(11,399)

Capital Share Transactions: (note 6)
Institutional Shares
Shares sold	20,000	50,000
Reinvested dividends and distributions	-	9,742
Shares repurchased	-	(295,220)
Investor Shares
Shares sold	970	-
Reinvested dividends and distributions	-	-
Shares repurchased	-	-
Increase (Decrease) from Capital Share Transactions	20,970	(235,478)

Net Increase in Net Assets	1,185,816	917,594

Net Assets:
Beginning of period	7,814,940	6,897,346
End of period	$9,000,756	$7,814,940

Accumulated Net Investment Loss	$(10,091)	$(9,660)

(a) Unaudited.

See Notes to Financial Statements

Capital Management Mid-Cap Fund

FINANCIAL HIGHLIGHTS

For a share outstanding during the
six month period or fiscal year ended
				Institutional Shares

		May 31,		November 30,
		2010 (a)		2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period		$14.58		$11.37	$21.71	$19.65	$19.51	$18.88

Investment Operations:
Net investment income (loss)		(0.02)		0.04	(0.18)	(0.01)	(0.10)	(0.06)
Net realized and unrealized gain (loss) on
investments		(0.02)		3.21	(7.02)	2.65	1.90	1.82
Total from investment operations		(0.04)		3.25	(7.20)	2.64	1.80	1.76

Less Distributions:
From net investment income		-		(0.04)	(0.05)	-	-	-
From capital gains		-		-	(3.09)	(0.58)	(1.66)	(1.13)
Total distributions		-		(0.04)	(3.14)	(0.58)	(1.66)	(1.13)

Net Asset Value, End of Period		$14.54		$14.58	$11.37	$21.71	$19.65	$19.51

Total Return (c)		(0.27)%	(e)	28.56%	(38.45)%	13.84%	9.81%	9.93%

Ratios/Supplemental Data
Net Assets, End of Period (in 000's)		$11,431		$11,627	$9,260	$15,525	$16,643	$13,148
Ratio of Gross Expenses to Average Net Assets	(d)	1.84%	(b)	1.95%	2.00%	1.98%	1.95%	2.19%
Ratio of Net Expenses to Average Net Assets	(d)	1.50%	(b)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets		(0.27)%	(b)	0.32%	(0.75)%	(0.07)%	(0.54)%	(0.32)%
Portfolio Turnover Rate		19.66%		18.26%	25.32%	48.53%	54.05%	72.76%

(a)	Unaudited.
(b)	Annualized.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(e)	Aggregate total return, not annualized.

See Notes to Financial Statements

Capital Management Mid-Cap Fund

FINANCIAL HIGHLIGHTS

For a share outstanding during the
six month period or fiscal year ended
				Investor Shares

		May 31,		November 30,
		2010 (a)		2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period		$12.96		$10.16	$19.85	$18.15	$18.24	$17.86

Investment Operations:
Net investment loss		(0.07)		(0.05)	(0.23)	(0.16)	(0.25)	(0.20)
Net realized and unrealized gain (loss) on
investments		(0.02)		2.85	(6.33)	2.44	1.82	1.71
Total from investment operations		(0.09)		2.80	(6.56)	2.28	1.57	1.51

Distributions:
From net investment income		-		-	(0.04)	-	-	-
From capital gains		-		-	(3.09)	(0.58)	(1.66)	(1.13)
Total distributions		-		-	(3.13)	(0.58)	(1.66)	(1.13)

Net Asset Value, End of Period		$12.87		$12.96	$10.16	$19.85	$18.15	$18.24

Total Return (c)		(0.69)%	(e)	27.56%	(38.88)%	12.98%	9.18%	9.05%

Ratios/Supplemental Data
Net Assets, End of Period (in 000's)		$368		$382	$290	$390	$412	$438
Ratio of Gross Expenses to Average Net Assets	(d)	2.59%	(b)	2.70%	2.75%	2.73%	2.70%	2.96%
Ratio of Net Expenses to Average Net Assets	(d)	2.25%	(b)	2.25%	2.25%	2.25%	2.25%	2.25%
Ratio of Net Investment Loss to Average Net Assets		(1.02)%	(b)	(0.44)%	(1.46)%	(0.82)%	(1.29)%	(1.05)%
Portfolio Turnover Rate		19.66%		18.26%	25.32%	48.53%	54.05%	72.76%

(a)	Unaudited.
(b)	Annualized.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(e)	Aggregate total return, not annualized.

See Notes to Financial Statements

Capital Management Small-Cap Fund

FINANCIAL HIGHLIGHTS

For a share outstanding during the
six month period or fiscal year ended

				Institutional Shares

		May 31,		November 30,
		2010 (a)		2009		2008	2007	2006	2005

Net Asset Value, Beginning of Period		$13.33		$11.40		$19.83	$20.34	$18.39	$16.45

Investment Operations:
Net investment income (loss)		(0.02)		-	(c)	(0.08)	(0.05)	(0.12)	(0.08)
Net realized and unrealized gain (loss) on
investments		2.01		1.95		(5.18)	0.32	2.62	2.02
Total from investment operations		1.99		1.95		(5.26)	0.27	2.50	1.94

Distributions:
From net investment income		-		-	(c)	-	-	-	-
In excess of net investment income		-		(0.02)		-	-	-	-
From capital gains		-		-		(3.17)	(0.78)	(0.55)	-
Total distributions		-		(0.02)		(3.17)	(0.78)	(0.55)	-

Net Asset Value, End of Period		$15.32		$13.33		$11.40	$19.83	$20.34	$18.39

Total Return (d)		14.93%	(f)	17.10%		(31.65)%	1.38%	14.02%	11.79%

Ratios/Supplemental Data
Net Assets, End of Period (in 000's)		$8,886		$7,716		$6,812	$9,271	$10,119	$8,517
Ratio of Gross Expenses to Average Net Assets	(e)	2.08%	(b)	2.24%		2.39%	2.47%	2.54%	2.92%
Ratio of Net Expenses to Average Net Assets	(e)	1.50%	(b)	1.50%		1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets		(0.01)%	(b)	0.03%		(0.51)%	(0.26)%	(0.62)%	(0.50)%
Portfolio Turnover Rate		9.18%		33.07%		32.76%	56.60%	40.88%	23.25%

(a)	Unaudited.
(b)	Annualized.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(e)	Aggregate total return, not annualized.

See Notes to Financial Statements

Capital Management Small-Cap Fund

FINANCIAL HIGHLIGHTS

For a share outstanding during the
six month period or fiscal year ended

				Investor Shares

		May 31,		November 30,
		2010 (a)		2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period		$12.83		$10.99	$19.21	$19.80	$17.94	$16.08

Investment Operations:
Net investment loss		(0.06)		(0.02)	(0.13)	(0.14)	(0.17)	(0.12)
Net realized and unrealized gain (loss) on
investments		1.95		1.86	(4.92)	0.33	2.58	1.98
Total from investment operations		1.89		1.84	(5.05)	0.19	2.41	1.86

Distributions:
From capital gains		-		-	(3.17)	(0.78)	(0.55)	-
Total distributions		-		-	(3.17)	(0.78)	(0.55)	-

Net Asset Value, End of Period		$14.72		$12.83	$10.99	$19.21	$19.80	$17.94

Total Return (c)		14.73%	(e)	16.74%	(31.56)%	1.00%	13.87%	11.57%

Ratios/Supplemental Data
Net Assets, End of Period (in 000's)		$115		$99	$85	$126	$196	$172
Ratio of Gross Expenses to Average Net Assets	(d)	2.83%	(b)	2.99%	3.14%	3.22%	3.29%	3.64%
Ratio of Net Expenses to Average Net Assets	(d)	1.83%	(b)	1.83%	1.84%	1.84%	1.80%	1.76%
Ratio of Net Investment Loss to Average Net Assets		(0.34)%	(b)	(0.31)%	(0.84)%	(0.60)%	(0.92)%	(0.78)%
Portfolio Turnover Rate		9.18%		33.07%	32.76%	56.60%	40.88%	23.25%

(a)	Unaudited.
(b)	Annualized.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(e)	Aggregate total return, not annualized.

See Notes to Financial Statements

Capital Management Funds

Notes to Financial Statements	May 31, 2010 (Unaudited)

1.  Organization and Significant Accounting Policies

The Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund (collectively the "Funds" and individually the "Mid-Cap Fund" and "Small-Cap Fund") are series funds. The Funds are part of the Capital Management Investment Trust (the "Trust"), which was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-ended management investment company. The Funds are each classified as a "diversified" company as defined in the 1940 Act.

The Mid-Cap Fund commenced operations on January 27, 1995. The investment objective of the Fund is to seek long-term capital appreciation through investment in equity securities of medium-capitalization companies, consisting of common and preferred stocks and securities convertible into common stocks.

The Small-Cap Fund commenced operations on January 12, 1999. The investment objective of the Fund is to seek long-term capital appreciation with a secondary consideration of current income through investment in equity securities of small capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks.

Each Fund offers two classes of shares (Institutional Shares and Investor Shares). Each class of shares has equal rights as to assets of the respective Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America ("GAAP") in the investment company industry.

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s "fair value" price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Capital Management Funds

Notes to Financial Statements	May 31, 2010 (Unaudited)

1.  Organization and Significant Accounting Policies (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of May 31, 2010:

Mid-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$10,667,723	$-	$10,667,723
Exchange-Traded Funds	356,700	-	356,700
Investment Company	-	784,389	784,389
Totals	$11,024,423	$784,389	$11,808,812

Small-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$8,007,987	$-	$8,007,987
Exchange-Traded Funds	189,000	-	189,000
Rights	19,040	-	19,040
Investment Company	-	753,421	753,421
Totals	$8,216,027	$753,421	$8,969,448

(a)
As of and during the six month period ended May 31, 2010, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

Capital Management Funds

Notes to Financial Statements	May 31, 2010 (Unaudited)

1.  Organization and Significant Accounting Policies (Continued)

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods approved annually by the Trustees.

Dividend Distributions
The Funds may declare and distribute dividends from net investment income (if any) quarterly. Distributions from capital gains (if any) are generally declared and distributed annually. The Funds may also make a supplemental distribution subsequent to the end of its fiscal year. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.

Federal Income Taxes
The Funds are considered personal holding companies as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Funds’ shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Funds are subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. Generally, provisions for income taxes are not included in the financial statements as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

As of and during the six month period ended May 31, 2010, the Funds did not have a liability for any unrecognized tax expense.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statements of operations.  As of May 31, 2010, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended November 30, 2007, November 30, 2008, November 30, 2009 and during the six month period ended May 31, 2010) and has concluded that no provision for income tax is required in these financial statements.

Capital Management Funds

Notes to Financial Statements	May 31, 2010 (Unaudited)

2.  Agreements

Advisor
The Funds pay a monthly advisory fee to Capital Management Associates, Inc. (the "Advisor") based upon the average daily net assets of each Fund and calculated at the annual rates as shown in Table 2 provided below. The Advisor has entered into contractual agreements ("Expense Limitation Agreement") with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than a specified percentage of the average daily net assets of the Funds for the current period. There can be no assurance that the Expense Limitation Agreement will continue in the future. Subject to approval by the Board of Trustees, the Advisor may be able to recoup fees waived and expenses assumed during any of the previous two fiscal years and the current fiscal year, provided the Funds’ assets exceed $10 million and the Funds have reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratios of the Funds to exceed the percentage limits. A breakout of the recoupable fees for the previous three years are listed below in Table 1. The Advisor may recapture the amount no later than November 30 of the corresponding year listed below. The expense limitation percentages including 12b-1 fees, as well as the Advisory fees waived and expenses reimbursed for the current period, are included in Table 2.

Table 1
Fund	2013	2012	2011	2010
Mid-Cap Fund	$20,844	$46,506	$69,396	$73,947
Small-Cap Fund	$25,642	$53,997	$81,269	$96,010
Table 2
Advisor Fees		Expense Limitation Ratio
Average Net Assets	Rate	Mid-Cap Fund	Small-Cap Fund
First $100 million	1.00%	Institutional	1.50%	1.50%
Next $150 million	0.90%	Investor	2.25%	2.25%
Next $250 million	0.85%
Over $500 million	0.80%

Advisor Fees Waived		Expenses Reimbursed
Mid-Cap Fund	Small-Cap Fund	Mid-Cap Fund	Small-Cap Fund
$20,844	$25,642	$ -	$ -

Capital Management Funds

Notes to Financial Statements	May 31, 2010 (Unaudited)

2.  Agreements (Continued)

Administrator
Matrix Capital Group, Inc. ("Matrix" or the "Administrator") serves as the Administrator, Fund Accountant and Transfer Agent for the Trust pursuant to a written agreement with the Trust.  Matrix provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Funds, each Fund pays Matrix a base fee of $15,000 annually, an annualized asset-based fee of 0.20% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  For the six month period ended May 31, 2010, Matrix earned $23,112 and $19,667 for the Mid-Cap Fund and Small-Cap Fund, respectively, including out of pocket expenses.  These amounts are included in Administration fees on the Statements of Operations.

Distributor
Effective December 21, 2009, Wellington Shields & Co., LLC (the "Distributor") replaced Shields & Company as the Funds’ principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. During the six month period ended May 31, 2010, there were sales charges of $29 and $28 for the Mid-Cap Fund and Small-Cap Fund, respectively. During the six month period ended May 31, 2010, there were commissions on investment transactions paid to the Distributor of $13,440 and $6,381for the Mid-Cap Fund and Small-Cap Fund, respectively.

Certain Trustees and officers of the Trust are also officers of the Advisor or the Distributor.

3.  Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act, adopted a distribution plan with respect to the Investor Shares pursuant to Rule 12b-1 of the 1940 Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Funds may incur certain costs, which may not exceed 0.75% per annum of the average daily net assets of Investor Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Shares of the Funds or support servicing of shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares’ average daily net assets. The Funds incurred $1,473 and $421, for the Mid-Cap Fund and Small-Cap Fund, respectively, in distribution and service fees under the Plan with respect to Investor Shares for the six month period ended May 31, 2010. The Distributor has voluntarily waived $233 of these fees for the Small-Cap Fund for the six month period ended May 31, 2010.

Capital Management Funds

Notes to Financial Statements	May 31, 2010 (Unaudited)

4. Purchases and Sales of Investment Securities

For the six month period ended May 31, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Mid-Cap Fund	$2,573,985	$2,196,266
Small-Cap Fund	738,275	901,478

There were no purchases or sales of long-term U.S. Government Obligations during the six month period ended May 31, 2010.

5.  Federal Income Tax

The information shown in the tables below represent: (1) tax components of capital as of November 30, 2009, (2) capital loss carryforwards as of November 30, 2009, (3) unrealized appreciation or depreciation of investments for federal income tax purposes, as of May 31, 2010, and (4) distributions the Funds paid under federal income tax regulations.

Table 1	Undistributed		Carryforwards	Net Tax Appreciation (Depreciation)
	Long-Term Gains	Ordinary Income
Mid-Cap Fund	$ -	$ -	($917,711)	$ 795,834
Small-Cap Fund	-	-	(196,717)	(387,541)

Table 2	Capital Loss Carryforwards Expiring

	2016	2017	Total
Mid-Cap Fund	$186,771	$730,940	$917,711
Small-Cap Fund	92,111	104,606	196,717

The undistributed ordinary income, capital gains, and carryforward losses shown above differ from corresponding accumulated net investment loss and accumulated net realized loss figures reported in the statements of assets and liabilities due to differing book/tax treatment of temporary book/tax differences due to the flow through income and deferred passive losses from limited partnerships.

The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of May 31, 2010 are noted below.

Table 3	Federal Tax Cost	Aggregate Gross Unrealized
		Appreciation	Depreciation	Net Unrealized Appreciation
Mid-Cap Fund	$11,525,824 8,192,531	$1,227,451	$ (944,463)	$282,988
Small-Cap Fund		1,543,050	(766,133)	776,917

Capital Management Funds

Notes to Financial Statements	May 31, 2010 (Unaudited)

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, deferral of post-October losses, foreign currency transactions, flow through income and deferred passive losses from limited partnerships and net investment losses. Permanent differences such as tax returns of capital, capital gains retained and net investment losses, if any, would be reclassified against capital.

Table 4	For the six month period ended May 31, 2010 Distributions from	For the fiscal year ended November 30, 2009 Distributions from
	Ordinary Income	Ordinary Income
Mid-Cap Fund	$ -	$29,806
Small-Cap Fund	-	11,399

6.  Capital Share Transactions

	Mid-Cap Fund
	Institutional Shares		Investor Shares
	For the Six Month Period ended May 31, 2010	For the Fiscal Year ended November 30, 2009	For the Six Month Period ended May 31, 2010	For the Fiscal Year ended November 30, 2009
Transactions in Capital Shares
Shares sold	228	1,162	74	3,395
Reinvested distributions	-	1,908	-	-
Shares repurchased	(11,432)	(19,967)	(1,004)	(2,391)
Net Increase (Decrease) in Capital Shares	(11,204)	(16,897)	(930)	1,004
Shares Outstanding, Beginning of Period	797,306	814,203	29,508	28,504
Shares Outstanding, End of Period	786,102	797,306	28,578	29,508
	Small-Cap Fund
	Institutional Shares		Investor Shares
	For the Six Month Period ended May 31, 2010	For the Fiscal Year ended November 30, 2009	For the Six Month Period ended May 31, 2010	For the Fiscal Year ended November 30, 2009
Transactions in Capital Shares
Shares sold	1,351	5,219	61	-
Reinvested distributions	-	731	-	-
Shares repurchased	-	(25,010)	-	-
Net Increase (Decrease) in Capital Shares	1,351	(19,060)	61
Shares Outstanding, Beginning of Period	578,659	597,719	7,733	7,733
Shares Outstanding, End of Period	580,010	578,659	7,794	7,733

Capital Management Funds

Notes to Financial Statements	May 31, 2010 (Unaudited)

7.  Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect that risk of loss to be remote.

8.  Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Capital Management Funds

Additional Information (Unaudited)

1.  Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to each Fund’s Statement of Additional Information, which are available, without charge, upon request, by calling 1-888-626-3863 and on the SEC’s website at http://www.sec.gov.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.  Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov.  The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.  Copies of the Funds’ Forms N-Q are also available, without charge, by calling the Funds at 1-888-626-3863.

The Capital Management Mutual Funds
are series of the
Capital Management Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

Matrix Capital Group, Inc.	Capital Management Associates, Inc.
630 Fitzwatertown Road	140 Broadway
Building A 2nd Floor	New York, NY 10005
Willow Grove, PA 19090-1904

Toll-Free Telephone:	Toll-Free Telephone:

1-888-626-3863	1-888-626-3863

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust

By Ralph J. Scarpa          /s/ Ralph J. Scarpa
President, Principal Executive Officer and Principal Financial Officer
Date:  July 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Ralph J. Scarpa          /s/ Ralph J. Scarpa
President, Principal Executive Officer and Principal Financial Officer
Date: July 26, 2010